Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

19. Subsequent events

On February 20, 2025, the Board of Directors of the Company declared a quarterly dividend of $0.0125 per common share payable on April 14, 2025 to shareholders of record as of the close of business on March 31, 2025.